Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Taxation
Reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31,
	2012	2013	2014

Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	0.0%	172.3%	1.7%
Tax effect of tax-exempt entities	0.3%	54.7%	(22.4)%
Effect on tax rates in different tax jurisdiction	0.2%	22.1%	0.1%
Tax effect of non-deductible expenses	(3.3)%	(148.4)%	(3.4)%
Tax effect of non-taxable income	0.3%	36.5%	1.1%
Changes in valuation allowance	(22.0)%	(97.0)%	(0.5)%
Expiration of loss carry forward	(0.9)%	(65.1)%	(2.0)%
Effective tax rates	(0.4)%	0.1%	(0.4)%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2013	2014
	RMB	RMB
Deferred tax assets
- Allowance for doubtful accounts	443	17,918
- Deferred revenues	52,132	39,270
- Net operating loss carry forwards	853,258	874,270
Less: valuation allowance	(905,833)	(931,458)
Net deferred tax assets	—	—

Current deferred tax liabilities
- Interest income	6,087	5,650
- Intangible assets arisen from business combination	—	38,162
Total current deferred tax liabilities	6,087	43,812

Schedule of movement of valuation allowance

	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the period	478,120	857,413	905,833
Additions	399,568	81,119	156,820
Reversals	(20,275)	(32,699)	(131,195)
Balance at end of the period	857,413	905,833	931,458